Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable - gross		$ 4,121,678	$ 2,673,113
Allowance for doubtful debts	$ (155,592)	(155,592)	(54,619)
Accounts receivable - net	2,857,200	3,966,086	2,618,494
Balance as at beginning of period		54,619	54,619
Provision for bad debts		100,973	60,324
Reversal of the provision			(60,324)
Balance at end of period		$ 155,592	$ 54,619